As filed with the Securities and Exchange Commission on May 11, 2020.

1933 Act Registration No. 33-87244

1940 Act Registration No. 811-8894

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No. [ ]		[ ]
Post-Effective Amendment No. 172		[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No. 173		[X]
JNL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (517) 381-5500
225 West Wacker Drive, Chicago, Illinois 60606
(Mailing Address)
with a copy to:
Emily J. Bennett, Esq.	Ropes & Gray LLP
JNL Series Trust	32nd Floor
Assistant Secretary	191 North Wacker Drive
1 Corporate Way	Chicago, Illinois 60606
Lansing, Michigan 48951	Attn: Paulita A. Pike, Esq.

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X]immediately upon filing pursuant to paragraph (b)

[	]	on __________ pursuant to paragraph (b)
[	]	60 days after filing pursuant to paragraph (a)(1)
[	]	on __________ pursuant to paragraph (a)(1)
[	]	75 days after filing pursuant to paragraph (a)(2)
[	]	on (date) pursuant to paragraph (a)(2) of Rule 485
[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.

This Post-Effective Amendment No. 172 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 171 to the Trust's Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 11th day of May, 2020.

JNL SERIES TRUST

/s/ Emily J. Bennett Emily J. Bennett Assistant Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Emily J. Bennett *	May 11, 2020
Eric O. Anyah
Trustee
/s/ Emily J. Bennett *	May 11, 2020
Michael Bouchard
Trustee
/s/ Emily J. Bennett *	May 11, 2020
Ellen Carnahan
Trustee
/s/ Emily J. Bennett *	May 11, 2020
William Crowley
Trustee
/s/ Emily J. Bennett *	May 11, 2020
Michelle Engler
Trustee
/s/ Emily J. Bennett *	May 11, 2020
John W. Gillespie
Trustee
/s/ Emily J. Bennett *	May 11, 2020
William R. Rybak
Trustee
/s/ Emily J. Bennett *	May 11, 2020
Mark S. Wehrle
Trustee
/s/ Emily J. Bennett *	May 11, 2020
Edward C. Wood
Trustee
/s/ Emily J. Bennett *	May 11, 2020
Patricia A. Woodworth
Trustee
/s/ Emily J. Bennett *	May 11, 2020
Mark D. Nerud
Trustee, President and Chief Executive Officer (Principal Executive Officer)
/s/ Emily J. Bennett *	May 11, 2020
Daniel W. Koors
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Emily J. Bennett, Attorney In Fact

SIGNATURES

JNL Multi-Manager Alternative Fund (Boston Partners) Ltd. has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL Multi-Manager Alternative Fund (Boston Partners) Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 11th day of May, 2020.

JNL MULTI-MANAGER ALTERNATIVE FUND (BOSTON PARTNERS) LTD.

/s/ Emily J. Bennett * Mark D. Nerud

Director of JNL Multi-Manager Alternative Fund (Boston Partners) Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL Multi- Manager Alternative Fund (Boston Partners) Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Emily J. Bennett *	May 11, 2020
Daniel W. Koors
Director of JNL Multi-Manager Alternative Fund (Boston Partners) Ltd.
/s/ Emily J. Bennett *	May 11, 2020
Mark D. Nerud
Director of JNL Multi-Manager Alternative Fund (Boston Partners) Ltd.

* By Emily J. Bennett, Attorney In Fact

EXHIBIT LIST
Exhibit	Exhibit
Number 28	Description
101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase
101.DEF	XBRL Taxonomy Extension Definition Linkbase